Unaudited Interim Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Cash flows from operating activities
Net loss	¥ (100,491)	$ (15,595)	¥ (12,600)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	3,956	614	4,778
Amortization	14,872	2,308	9,889
Deferred income taxes	(12,906)	(2,003)	757
Share-based compensation	59,388	9,217	74,627
Gain on disposals of intangible assets	(8,312)	(1,290)	(2,597)
Net loss on disposal of property and equipment	12,476	1,936
Changes in fair value of short-term investment	2,572	399	(26,467)
Others	(69)	(11)	9
Changes in operating assets and liabilities:
Amounts due from related parties	2,940	456	18,166
Amounts due to related parties	18,887	2,931
Accounts receivable	(87,109)	(13,519)	(23,554)
Prepayments and other current assets	(12,231)	(1,898)	(2,155)
Other non-current assets	(42,393)	(6,579)	179
Accounts payable	35,398	5,494	(37,704)
Accrued expenses and other current liabilities	48,354	7,504	3,900
Income taxes payable	154	24	20,090
Lease liabilities	(239)	(37)	(766)
Other non-current liabilities	7,982	1,239	(928)
Net cash provided by (used in) operating activities	(56,771)	(8,810)	25,624
Cash flows from investing activities
Purchase of short-term investments	(2,458,427)	(381,542)	(2,487,883)
Proceeds from sales of short-term investments	2,459,838	381,761	2,295,773
Acquisitions of businesses, net of cash acquired	(4,327)	(672)	(6,499)
Purchase of property and equipment	(9,557)	(1,483)	(2,122)
Acquisitions of intangible assets	(37,634)	(5,841)	(39,792)
Proceeds from disposals of intangible assets	7,451	1,156	8,187
Others	(6,600)	(1,024)	650
Net cash used in investing activities	(49,256)	(7,645)	(231,686)
Cash flows from financing activities
Proceeds from short-term loans	135,000	20,952	121,000
Repayments of short-term loans	(66,000)	(10,243)	(132,000)
Proceeds from initial public offering			244,161
Repayments of long-term debt	(7,303)	(1,133)	(5,989)
Payments for IPO expenditures			(9,377)
Net cash provided by financing activities	61,697	9,576	217,795
Effect of exchange rate changes on cash	77	11	163
Net increase in cash	(44,253)	(6,868)	11,896
Cash and restricted cash, at the beginning of the period	103,754	16,102	126,779
Cash and restricted cash, at the end of the period	59,501	9,234	¥ 138,675
Supplement disclosure of cash flow information:
Non-cash option exercise proceeds	¥ 3,210	$ 498